POST RETIREMENT BENEFIT PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in benefit obligation
Benefit obligation at beginning of year	$ 2,560	$ 2,313
Service cost	36	34	$ 138
Interest cost	105	111	$ 292
Expected benefits paid	(174)	(183)
Actuarial gain (loss)	(286)	286
Benefit obligation at end of year	$ 2,241	$ 2,560
Change in fair value of assets
Fair value of plans assets at beginning of year
Employer contribution	$ 174	$ 183
Benefits paid	$ (174)	$ (183)
Fair value of plan assets at end of year
Reconciliation of funded status to benefit costs recognized
Projected benefit obligation, end of year	$ (2,241)	$ (2,560)
Fair value of assets, end of year
Funded status, end of year	$ (2,241)	$ (2,560)